Legal Proceedings (Details) - USD ($)				1 Months Ended			12 Months Ended
	Jul. 01, 2021	Jun. 04, 2021	Jan. 15, 2021	Jul. 21, 2020	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2021	Mar. 31, 2021	Sep. 22, 2020
Legal Proceedings (Details) [Line Items]
Legal proceedings description						In order to resolve the matter, the parties have executed a settlement and release agreement for the release and waiver of the above claims in consideration for the issuance of freely tradable shares of common stock of MICT worth no less than $1,500 (the “Shares”), which Shares were delivered as follows: (i) 67.5% of the Shares to Amnon Mandelbaum; (ii) 7.5% of the Shares to INTE Securities LLC; and (iii) 25% of the Shares to Amini LLC. In addition, by no later than February 16, 2021, MICT would issue 200,000 warrants to purchase 200,000 freely tradable registered shares of common stock of MICT and deliver original copies of such warrants within five business days of the date of issuance of the warrants. The Shares issuable upon exercise of the warrants would be registered on a registration statement. 150,000 of these warrants were issued to Amnon Mandelbaum and 50,000 of these warrants were issued to Amini LLC, or its designee as named in writing. Each warrant was exercisable into one share of registered common stock of MICT until one year after the date of issuance of the warrants at an exercise price of $1.01 per share, and in any other respects, on the same material terms and conditions as are applicable to MICT’s current outstanding warrants including, but not limited to: (i) cashless exercise at all times from the date of issuance of the warrants until to the expiration dates of the warrants, (ii) certain exercise price adjustments, and (iii) other terms that are no less favorable to MICT’s recently issued common stock purchase warrant agreements. MICT was not able to timely file a registration statement to register the Shares, and Shares underlying the warrants per the settlement agreement. The Sunrise parties notified MICT that it has breached the settlement agreement.
MICT payments								$ 1,500,000
Payment was made		$ 1,000,000
Payment to settle	$ 600,000	$ 600	$ 315
Retainage Deposit			$ 315						$ 125
Share issued (in Shares)			60,000
Legal proceeding, description							Upon Closing, MICT received gross proceeds of approximately $4,700, of which 10% was to be held in escrow (“Escrow Amount’) for up to 14 months after the Closing in order to satisfy any potential indemnification claims. The final consideration amount was adjusted due to Enertec Systems’ debts at the Closing. In addition, Coolisys also assumed approximately $4,000 of Enertec Systems’ debt.In conjunction with, and as a condition to, the Closing, the Company, Enertec Systems, Coolisys, DPW and Mr. David Lucatz, our former Chief Executive Officer and director, executed a consulting agreement, (the “Consulting Agreement”). Pursuant to the Consulting Agreement, we, via Mr. Lucatz, provided Enertec Systems with certain consulting and transitional services over a 3-year period as necessary (but in no event did the services exceed 20% of Mr. Lucatz’s time). Coolisys (via Enertec Systems) was obligated to pay us an annual consulting fee of $150 and to issue to us 150,000 restricted shares of DPW Class A common stock, (the “DPW Shares”). The DPW Shares were to be issued in three equal installments, with the initial installment vesting the day after the Closing and the remaining installments vesting on each of the first two (2) anniversaries of the Closing. The rights and obligations under the Consulting Agreement were assigned to Mr. Lucatz along with the DPW Shares.
Seller parties board members amount				$ 2,500,000
Maximum [Member]
Legal Proceedings (Details) [Line Items]
Share dollar amount								1,000,000
Purchase price					$ 5,250,000
Minimum [Member]
Legal Proceedings (Details) [Line Items]
Purchase price					$ 4,000,000
Share Dollar Amount Reduced [Member] | Minimum [Member]
Legal Proceedings (Details) [Line Items]
Share dollar amount								$ 500,000